United States
Securities and Exchange Commission
Washington, D.C.  20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year of Quarter Ended: 12/31/01

Check here if Amendment {    }; Amendment Number: _________
  This Amendment (Check only one.):   [    ] is a restatement
				          	  [    ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: 	Roffman Miller Associates Inc.
Address: 	Eleven Penn Center
		1835 Market Street, Suite 500
		Philadelphia, PA 19103

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name: 	Paulette Greenwell
Title:	Associate
Phone:	215-981-1030
Signature, Place, and Date of Signing:

	Paulette Greenwell, Philadelphia, PA     January 30, 2002

Report Type (Check Only One.):
[x]  		3F HOLDINGS REPORT
[ ]		13F NOTICE
[ ]		13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE

Report summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total:  67
Form 13F Information Table Entry Total:  81,410
					        (Thousands)




      Form 13F
Information Table


















TITLE OF
VALUE
SHARES/
SH
INVSTMT
OTHER
VOTING AUTHORITY
NAME OF ISSUER
CLASS
CUSIP
x$1000
PRN AMT
PR
DSCRETN
MNGS
SOLE     SHARED     NONE









FedEx Corporation
com
31428X 10 6
4,377
84,364
sh
sole
none
x
International Business
Machine
com
459200 10 1
4,225
34,929
sh
sole
none
x
Viacom Inc. - Class B
cl b
925524 30 8
3,877
87,820
sh
sole
none
x
Merck & Co.
com
589331 10 7
2,696
45,854
sh
sole
none
x
Johnson & Johnson, Inc.
com
478160 10 4
2,471
41,805
sh
sole
none
x
Exxon Mobil Corp.
com
30231G 10 2
2,406
61,219
sh
sole
none
x
General Growth Properties,
Inc
com
370021 10 7
2,351
60,589
sh
sole
none
x
Pepsico
com
713448 10 8
2,264
46,507
sh
sole
none
x
Pfizer
com
717081 10 3
2,262
56,762
sh
sole
none
x
Boeing Co.
com
097023 10 5
2,111
54,444
sh
sole
none
x
Goodrich Co.
com
382388 10 6
2,049
76,965
sh
sole
none
x
Medtronics
com
585055 10 6
2,033
39,689
sh
sole
none
x
Verizon Communications
com
92343V 10 4
2,008
42,299
sh
sole
none
x
D.R. Horton Inc.
com
23331A 10 9
1,961
60,410
sh
sole
none
x
General Electric Co.
com
369604 10 3
1,884
47,000
sh
sole
none
x
Abbott Laboratories
com
002824 10 0
1,801
32,310
sh
sole
none
x
General Motors
com
370442 10 5
1,745
35,911
sh
sole
none
x
American International Group
com
026874 10 7
1,703
21,446
sh
sole
none
x
Black & Decker Corp
com
091797 10 0
1,688
44,735
sh
sole
none
x
DuPont
com
263534 10 9
1,553
36,522
sh
sole
none
x
Sara Lee
com
803111 10 3
1,479
66,554
sh
sole
none
x
Hershey Foods
com
427866 10 8
1,429
21,108
sh
sole
none
x
A F L A C Inc.
com
001055 10 2
1,418
57,738
sh
sole
none
x
Cisco Systems Inc.
com
17275R 10 2
1,327
73,300
sh
sole
none
x
Proctor & Gamble
com
742718 10 9
1,312
16,577
sh
sole
none
x
CMS Energy Corp
com
125896 10 0
1,204
50,095
sh
sole
none
x
BellSouth Corp.
com
079860 10 2
1,123
29,428
sh
sole
none
x
Pitney-Bowes
com
724479 10 0
1,094
29,077
sh
sole
none
x
Alberto Culver A
cl a
13068  20 0
1,071
27,400
sh
sole
none
x
Cooper Industries Inc.
com
216669 10 1
1,049
30,045
sh
sole
none
x
Fortune Brands Inc.
com
349631 10 1
1,038
26,225
sh
sole
none
x
BP plc
adr
055622 10 4
1,035
22,261
sh
sole
none
x
Valley National Bancorp
com
919794 10 7
1,000
30,362
sh
sole
none
x
Unisys Corp
com
909214 10 8
1,000
79,760
sh
sole
none
x
Delta Airlines
com
247361 10 8
974
33,303
sh
sole
none
x
Philadelphia Suburban Corp.
com
718009 60 8
967
42,862
sh
sole
none
x
Belden Inc
com
077459 10 5
906
38,480
sh
sole
none
x
Textron Inc.
com
883203 10 1
906
21,850
sh
sole
none
x
Philip Morris Companies
com
718154 10 7
906
19,755
sh
sole
none
x
Washington Real Estate
Investment Trust
sh ben
int
939653 10 1
893
35,873
sh
sole
none
x
Artesian Resources Corp.
Class A
cl a
043113 20 8
839
27,108
sh
sole
none
x
Astrazeneca PLC ADR
adr
046353 10 8
778
16,685
sh
sole
none
x
Home Depot, Inc.
com
437076 10 2
764
14,969
sh
sole
none
x
Safeway Inc.
com
new
786514 20 8
719
17,230
sh
sole
none
x
NiSource Inc.
com
65473P 10 5
649
28,160
sh
sole
none
x
J P Morgan Chase & Co.
com
46625h 10 0
589
16,192
sh
sole
none
x
Citigroup Inc.
com
172967 10 1
572
11,325
sh
sole
none
x
Delphi Automotive System
com
247126 10 5
531
38,897
sh
sole
none
x
Bristol Myers Squibb Co.
com
110122 10 8
487
9,547
sh
sole
none
x
Royal Dutch Petroleum
ny reg
780257 80 4
484
9,865
sh
sole
none
x
OM Group Inc.
com
670872 10 0
474
7,160
sh
sole
none
x
Gillette Co.
com
375766 10 2
468
14,005
sh
sole
none
x
Elan Corp. PLC ADR
adr
284131 20 8
465
10,330
sh
sole
none
x
S B C Communications Inc.
com
78387G 10 3
465
11,861
sh
sole
none
x
Motorola, Inc.
com
620076 10 9
432
28,768
sh
sole
none
x
Universal Forest Products, Inc
com
913543 10 4
397
18,950
sh
sole
none
x
Otter Tail Corporation
com
689648 10 3
375
12,854
sh
sole
none
x
Moore Coporation
com
615785 10 2
374
39,400
sh
sole
none
x
Microsoft
com
594918 10 4
292
4,413
sh
sole
none
x
Tellabs Inc.
com
879664 10 0
280
18,735
sh
sole
none
x
Xerox Corp.
com
984121 10 3
265
25,414
sh
sole
none
x
Worldcom Inc.
com
98157D 10 6
219
15,536
sh
sole
none
x
Intel Corporation
com
458140 10 0
212
6,728
sh
sole
none
x
Wallmart
com
931142 10 3
206
3,586
sh
sole
none
x
Sensient Technologies
Corporat
com
81725T 10 0
202
9,700
sh
sole
none
x
Lucent Technology
com
549463 10 7
164
26,090
sh
sole
none
x
Compaq Computer Corp.
com
204493 10 0
113
11,607
sh
sole
none
x